Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortized intangible assets:
Intangible Assets Net Excluding Goodwill, Balance	$ 54,983,937	$ 60,110,307
Impairment of Intangible Assets, Finite-lived	0	0
Amortized intangible assets:
Additions To Intangible Assets Amount	45,862,024	0
Amortized intangible assets:
- Amortization of Intangible Assets	(6,622,238)	(5,058,204)	(843,061)
Amortized intangible assets:
Indefinite-lived Intangible Assets, Translation Adjustments	227,340	(68,166)
Intangible Assets Net Excluding Goodwill, Balance	94,451,063	54,983,937	60,110,307
Unamortized intangible assets:
Goodwill, Beginning Balance	14,992,009	15,008,424
Unamortized intangible assets:
Goodwill, Translation Adjustments	59,202	(16,415)
Unamortized intangible assets:
Additions To Goodwill Amount	1,986,550	0
Unamortized intangible assets:
Goodwill, Impairment Loss	0	0
Goodwill, Ending Balance	17,037,761	14,992,009	15,008,424
Bad Debt Guarantee [Member]
Amortized intangible assets:
Intangible Assets Net Excluding Goodwill, Balance	366,689	451,991
Impairment of Intangible Assets, Finite-lived	0	0
Amortized intangible assets:
Additions To Intangible Assets Amount	122,381	0
Amortized intangible assets:
- Amortization of Intangible Assets	(97,044)	(84,781)
Amortized intangible assets:
Indefinite-lived Intangible Assets, Translation Adjustments	1,253	(521)
Intangible Assets Net Excluding Goodwill, Balance	393,279	366,689
Non Compete Agreement [Member]
Amortized intangible assets:
Intangible Assets Net Excluding Goodwill, Balance	715,418	781,450
Impairment of Intangible Assets, Finite-lived	0	0
Amortized intangible assets:
Additions To Intangible Assets Amount	723,484	0
Amortized intangible assets:
- Amortization of Intangible Assets	(89,542)	(65,146)
Amortized intangible assets:
Indefinite-lived Intangible Assets, Translation Adjustments	3,226	(886)
Intangible Assets Net Excluding Goodwill, Balance	1,352,587	715,418
Profit Interest Agreement [Member]
Amortized intangible assets:
Intangible Assets Net Excluding Goodwill, Balance	53,901,830	58,876,866
Impairment of Intangible Assets, Finite-lived	0	0
Amortized intangible assets:
Additions To Intangible Assets Amount	45,016,159	0
Amortized intangible assets:
- Amortization of Intangible Assets	(6,435,652)	(4,908,277)
Amortized intangible assets:
Indefinite-lived Intangible Assets, Translation Adjustments	222,861	(66,759)
Intangible Assets Net Excluding Goodwill, Balance	$ 92,705,197	$ 53,901,830